UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia			30309
(Address of principal executive offices)			(Zip code)

ALPS Mutual Funds Services Inc. 1625 Broadway, Suite 2200, Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1- September 30, 2006

SEMI-ANNUAL REPORT

CORNERCAP BALANCED FUND

CORNERCAP SMALL-CAP VALUE FUND

CORNERCAP CONTRARIAN FUND

September 30, 2006

Table of Contents

Manager’s Report to the Shareholders	2
CornerCap Balanced Fund	4
CornerCap Small-Cap Value Fund	4
CornerCap Contrarian Fund	5

Fund Expenses	6

Statement of Investments	7
CornerCap Balanced Fund	7
CornerCap Small-Cap Value Fund	14
CornerCap Contrarian Fund	18

Statement of Assets and Liabilities	22
CornerCap Balanced Fund	22
CornerCap Small-Cap Value Fund	23
CornerCap Contrarian Fund	24

Statement of Operations	25
CornerCap Balanced Fund	25
CornerCap Small-Cap Value Fund	26
CornerCap Contrarian Fund	27

Statement of Change in Net Assets	28
CornerCap Balanced Fund	28
CornerCap Small-Cap Value Fund	29
CornerCap Contrarian Fund	30

Financial Highlights	32
CornerCap Balanced Fund	32
CornerCap Small-Cap Value Fund	33
CornerCap Contrarian Fund	34

Notes to Financial Statements	35

www.cornercap.com

Item 1 - Reports to Stockholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

MANAGER’S REPORT TO SHAREHOLDERS

Dear Shareholder:

Attached are the portfolio valuation and financial reports for the semiannual period ending September 30, 2006. The Small Cap Fund has been our highest returning fund over the longer term. The reason for this is not that our small cap analysts are more brilliant than our large/ mid cap analysts. The reality is that small cap companies reflect higher risks than a portfolio of all-capitalization stocks (Contrarian) or a portfolio of larger capitalization stocks and conservative bonds (Balanced).

The obvious conclusion from the above is that if your objective is to maximize the growth of your assets over the long-term, then your best investment vehicle is our small cap fund. This is not necessarily the case, because the ultimate return will depend as much on the decisions of the shareholder as it does on the decisions of the fund manager. It turns out that higher risk, i.e. greater volatility, is a critical factor. Researchers at Morningstar, the large mutual fund data provider, have concluded that most investors are not able to manage this higher level of risk.

In the October 2006 Morningstar study of 10-year returns for mutual fund investors, they computed returns a couple of ways: (1) Time-weighted performance – The average return realized by the manager of the funds, i.e. the return that a dollar invested in the funds would have realized if there were no new inflows or outflows. (2) Dollar-weighted performance – The average return realized by investors in the funds, recognizing the full impact of funds flowing into and out of the mutual funds.

Not surprisingly, when funds performed well, new investments tended to pour into those recently successful funds. When the funds performed poorly, investors tended to pull their money out of those disappointing funds. In essence, investors did a poor job of timing their investments in and out of funds, especially with the more volatile mutual funds. This investor behavior caused the average investor (dollar-weighted return) in these more volatile funds to substantially under perform the funds themselves (time-weighted return).

In this 10-year return study, the published time-weighted returns for the most volatile 25% of the funds were 8.1%. However, the investors in these funds, because of their poorly timed buy/sell decisions, only realized dollar-weighted returns of 5.3%. In other words, if these investors had simply left their investments in the funds (buy-and-hold), they would have dramatically increased their results. Interestingly, when Morningstar studied the lowest volatile 25% of the funds, the manager’s return and the investor’s return were exactly the same, 8.9%.

What is our take home message here? Over the next 20 years, we predict that our more conservative Balanced Fund will under perform our all-equity Small Cap and Contrarian Funds. However, the Balanced Fund return will be much less volatile. This more consistent performance may help investors to stay with a buy-and-hold strategy over the longer term. For investors who are confident with their ability to disregard the periods of excitement and depression and who can stay the course, then one of our all-equity funds may be the better choice.

CornerCap Investment Counsel

November 30, 2006

CORNERCAP BALANCED FUND

Asset Allocation for periods ended September 30, 2006

CORNERCAP SMALL-CAP VALUE FUND

Asset Allocation for periods ended September 30, 2006

CORNERCAP CONTRARIAN FUND

Asset Allocation for periods ended September 30, 2006

FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in a Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2006 through September 30, 2006.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expense
	Value	Value	Paid During
	4/1/2006	9/30/2006	Period*
CornerCap Balanced Fund
Actual Fund Return	$1,000	$1,025	$6.56
Hypothetical Fund Return	$1,000	$1,019	$6.54
CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000	$938	$7.25
Hypothetical Fund Return	$1,000	$1,018	$7.55
CornerCap Contrarian Fund
Actual Fund Return	$1,000	$1,001	$7.48
Hypothetical Fund Return	$1,000	$1,018	$7.55

*                 These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio for Balanced Fund is 1.30%; Small-Cap Value and Contrarian Funds are 1.50%, respectively. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year, and then divided by 365.

SCHEDULE of INVESTMENTS (UNAUDITED)

CORNERCAP BALANCED FUND

	Shares	Value

COMMON STOCKS – 59.3%
Aerospace & Defense – 1.2%
Goodrich Corp.	5,350	$216,782

Apparel – 0.2%
Hanesbrands, Inc.*	1,268	28,543

Auto-Cars / Light Trucks – 1.3%
DaimlerChrysler AG	4,400	219,824

Auto Components – 1.2%
Johnson Controls, Inc.	2,950	211,633

Beverages – 1.2%
Anheuser-Busch Cos, Inc.	4,500	213,795

Chemicals – 1.3%
PPG Industries, Inc.	3,300	221,364

Commercial Banks – 7.4%
Bank of America Corp.	4,164	223,065
The Bank of New York Company, Inc.	6,200	218,612
Comerica, Inc.	3,700	210,604
US Bancorp	6,350	210,947
Wachovia Corp.	3,800	212,040
Washington Mutual, Inc.	5,150	223,871
		1,299,139

Commercial Services & Supplies – 2.6%
Convergys Corp. *	10,900	225,085
R.R. Donnelley & Sons Co.	6,850	225,776
		450,861

Communications Equipment – 1.5%
UTStarcom, Inc. *	29,850	264,770

Consumer Finance – 1.2%
Countrywide Financial Corp.	6,098	213,674

Containers & Packaging – 1.3%
Owens-Illinois, Inc. *	15,200	234,384

	Shares	Value

Cosmetics & Personal Care – 1.3%
The Estee Lauder Cos, Inc. - Class A	5,800	$233,914

Diversified Consumer Services – 1.2%
H&R Block, Inc.	9,650	209,791

Diversified Financial Services – 3.7%
Allied Capital, Inc.	6,900	208,449
Bear Stearns & Co., Inc.	1,600	224,160
Fannie Mae	3,750	209,662
		642,271
Electric Utilities – 2.4%
DTE Energy Co.	5,350	222,078
FirstEnergy Corp.	3,700	206,682
		428,760
Electronic Equipment & Instruments – 1.3%
Diebold, Inc.	5,100	222,003

Food Products – 1.2%
Sara Lee Corp.	13,150	211,321

Health Care Providers & Services – 2.6%
Cigna Corp.	2,150	250,088
UnitedHealth Group Inc.	4,150	204,180
		454,268
Industrial Conglomerates – 1.3%
Tyco International Ltd.	8,100	226,719

Insurance – 3.7%
Everest Re Group, Ltd.	2,150	209,689
Marsh & McLennan Co., Inc.	8,000	225,200
The St. Paul Travelers Companies, Inc.	4,550	213,350
		648,239
Leisure Equipment & Products – 1.2%
Brunswick Corp.	6,750	210,532

Machinery – 2.3%
Eaton Corp.	3,100	213,435
Timken Co.	6,650	198,037
		411,472

	Shares	Value

Media – 1.3%
Gannett Co., Inc.	3,950	$224,479

Metals & Mining – 1.3%
Alcoa, Inc.	8,050	225,722

Oil & Gas – 1.3%
Marathon Oil Corp.	2,900	223,010

Pharmaceuticals – 2.3%
Pfizer, Inc.	7,350	208,446
Wyeth	4,000	203,360
		411,806

Retailers – Other – 1.2%
Home Depot, Inc.	5,800	210,366

Semiconductors & Equipment – 2.4%
Intel Corp.	11,200	230,384
LSI Logic Corp. *	23,850	196,047
		426,431

Telecommunications – 4.2%
AT&T, Inc.	7,000	227,920
BellSouth Corp.	6,000	256,500
Telefonos de Mexico, S.A. de C.V.	9,650	246,847
		731,267

Textiles & Apparel – 2.7%
Jones Apparel Group, Inc.	6,900	223,836
VF Corp.	3,300	240,735
		464,571
Total Common Stocks (Identified Cost $8,549,917)		10,391,711

	Principal
	Amount	Value

CORPORATE BONDS – 20.2%

Banks - Money Center – 1.7%
GCB Wells Fargo,
3.125%, 04/01/2009	$150,000	$143,079
Norwest Financial,
6.25%, 12/15/2007	150,000	151,482
		294,561

Banks - Super Regional – 1.8%
Citigroup, Inc., 7.25%, 10/01/2010	165,000	177,166
Citigroup, Inc., 5.00%, 09/15/2014	150,000	146,141
		323,307

Chemical – 0.5%
E.I. du Pont de Nemours & Co.,
4.125%, 04/30/2010	100,000	96,696

Diversified Financial Services – 3.7%
Allstate Life Global Funding Trusts,
4.25%, 02/26/2010	100,000	97,168
Caterpillar Financial Services,
3.80%, 02/08/2008	150,000	147,147
Lehman Brothers Holdings, Inc.,
6.625%, 01/18/2012	150,000	159,075
Toyota Motor Credit Corp.,
5.45%, 05/18/20111	150,000	152,123
Wells Fargo Financial,
5.50%, 08/01/2012	100,000	101,391
		656,904
Finance – 1.6%
General Electric Capital Notes,
5.45%, 01/15/2013	140,000	141,710
International Lease Financial Corp.,
5.75%, 10/15/2006	140,000	140,004
		281,714

Health Care Products – 0.8%
Johnson & Johnson, 3.80%, 05/15/2013	150,000	140,053

Household Products – 0.6%
Pepsico, Inc., 5.70%, 11/01/2008	100,000	101,141

	Principal
	Amount	Value

Investment Services – 3.5%
Berkshire Hathaway, Inc.,
4.625%, 10/15/2013	$100,000	$96,291
Credit Suisse USA,
5.375%, 03/02/2016	250,000	248,264
Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	164,815
Morgan Stanley,
5.05%, 01/21/2011	100,000	99,092
		608,462

Pharmaceuticals – 0.9%
Eli Lilly & Co.
6.00%, 03/15/2012	160,000	166,537

Retailers - Other – 2.6%
Home Depot, Inc., 4.625%, 08/15/2010	100,000	98,133
Quicksilver, Inc., 4.95%, 08/15/2014	200,000	196,821
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	150,000	157,085
		452,039
Securities Broker – 0.9%
Merrill Lynch & Co, Inc.,
6.375%, 10/15/2008	150,000	153,204

Telecom – Other – 0.9%
Bell South Telecom, 6.00%, 10/15/2011	150,000	153,392

Wireless Communications – 0.7%
Verizon VA, Inc., 4.625%, 03/15/2013	125,000	116,342

Total Corporate Bonds (Identified Cost $3,577,604)		3,544,352

	Principal
	Amount	Value

GOVERNMENT BONDS – 12.8%
US Treasury – 12.8%
US Treasury Inflation Indexed Bond
1.875% 07/15/2015	$156,902	$151,925
US Treasury Note, 6.50%, 10/15/2006	100,000	100,035
US Treasury Note, 3.50%, 11/15/2006	75,000	74,871
US Treasury Note, 3.375%, 12/15/2008	100,000	97,352
US Treasury Note, 3.00%, 02/15/2008	150,000	146,443
US Treasury Note, 5.00%, 02/15/2011	100,000	101,769
US Treasury Note, 4.875%, 02/15/2012	280,000	283,905
US Treasury Note, 4.00%, 02/15/2014	155,000	149,036
US Treasury Note, 4.00%, 02/15/2015	170,000	162,729
US Treasury Note, 4.375%, 05/15/2007	75,000	74,716
US Treasury Note, 4.875%, 05/15/2009	100,000	100,578
US Treasury Note, 5.50%, 05/15/2009	200,000	204,328
US Treasury Note, 6.125%, 08/15/2007	100,000	100,965
US Treasury Note, 5.75%, 08/15/2010	150,000	156,105
US Treasury Note, 5.00%, 08/15/2011	190,000	193,659
US Treasury Note, 4.25%, 08/15/2013	150,000	146,836
		2,245,252

Total Government Bonds & Notes (Identified Cost $2,244,748		2,245,252

US GOVERNMENT AGENCY SECURITIES – 6.8%
Federal Farm Credit Bank (FFCB) –0.8%
FFCB, 4.875% 09/24/2014	150,000	148,878

Federal Home Loan Bank (FHLB) –1.7%
FHLB, 3.50%, 11/15/2007	150,000	147,404
FHLB, 5.25%, 06/12/2009	150,000	150,984
		296,782

Federal Home Loan Mortgage Corp (FHLMC) –1.7%
FHLMC, 4.50%, 01/15/2015	150,000	145,249
FHLMC, 4.625%, 06/01/2007	150,000	149,378
		296,233

Federal National Mortgage Association (FNMA) –2.6%
FNMA, 4.75%, 01/02/2007	100,000	99,831
FNMA, 5.00%, 03/15/2016	250,000	250,210
FNMA, 4.00%, 09/02/2008	100,000	98,025
		448,066

Total US Government Agency Securities (Identified Cost $1,194,002)		1,189,959

	Shares	Value
SHORT TERM INVESTMENTS – 4.2%
Money Market Securities – 4.2%
Federal Treasury Obligation Money Market ** 4.50%	734,760	$734,760

Total Short Term Investments (Identified Cost $734,760)		734,760

Total Investments (Identified Cost $16,301,031)	103.3%	18,106,034

Total Liabilities Less Other Assets	(3.3)%	(571,269

Total Net Assets	100.0%	$17,534,765

*                 Non Income Producing Security

**          Variable Rate Security; The rate shown represents the rate at September 30, 2006.

The accompanying notes to the financial statements are an integral part of the financial statements.

SCHEDULE of  INVESTMENTS (UNAUDITED)

CORNERCAP SMALL-CAP VALUE FUND

	Shares	Value

COMMON STOCK – 99.3%

Aerospace & Defense – 4.9%
Armor Holdings, Inc. *	7,475	$428,542
Curtiss-Wright Corp.	15,600	473,460
		902,002

Auto Components – 3.6%
American Axle & Manufacturing Holdings Inc.	19,200	320,448
ArvinMeritor, Inc.	24,650	351,016
		671,464

Building Products – 7.2%
Apogee Enterprises, Inc.	33,000	501,930
Crane Co.	10,525	439,945
ElkCorp	14,550	395,032
		1,336,907

Chemicals – 1.7%
Olin Corp.	20,000	307,200

Commercial Banks – 6.9%
FirstMerit Corp.	17,300	400,841
Washington Federal, Inc.	17,794	399,297
Webster Financial Corp.	10,000	471,100
		1,271,238

Commercial Services & Supplies – 4.4%
ABM Industries, Inc.	25,100	470,876
John H. Harland Co.	9,600	349,920
		820,796

Communications Equipment – 2.3%
Plantronics, Inc.	24,000	420,720

Discount Retail – 2.2%
Fred’s, Inc.	31,850	401,947

Electronic Equipment & Instruments – 11.7%
Advanced Energy Industries, Inc. *	15,000	255,600
CTS Corp.	33,500	461,630
Mettler-Toledo International, Inc. *	7,400	489,510
Orbotech Ltd. *	21,300	504,810
Technitrol Inc.	15,000	447,750
		2,159,300

	Shares	Value

Health Care Providers & Services – 4.4%
Apria Healthcare Group, Inc. *	17,032	$336,212
Cooper Cos., Inc.	9,000	481,500
		817,712

Hotels, Restaurants & Leisure – 2.5%
Ruby Tuesday Inc.	16,400	462,316

Household Durables – 8.6%
Beazer Homes USA, Inc.	10,500	409,920
Blyth, Inc.	10,450	254,248
Helen of Troy Ltd. *	24,450	429,342
Libbey, Inc.	43,730	489,339
		1,582,849

Industrial Conglomerates – 2.4%
Standex International Corp.	15,600	434,928

Insurance – 6.6%
Clark, Inc.	33,550	378,108
HCC Insurance Holdings, Inc.	13,237	435,233
Reinsurance Group of America, Inc.	8,000	415,440
		1,228,781

Internet Software & Services – 2.7%
Sabre Holdings Corp.	21,200	495,868

Leisure Equipment & Products – 3.9%
K2, Inc. *	35,730	419,113
Polaris Industries, Inc.	7,500	308,625
		727,738

Machinery – 4.1%
Briggs & Stratton Corp.	12,700	349,885
Wabtec Corp.	15,200	412,376
		762,261

Metals & Mining – 2.2%
Brush Engineered Materials, Inc. *	16,050	399,164

Oil & Gas – 4.1%
Helmerich & Payne, Inc.	17,000	391,510
Pogo Producing Co.	8,900	364,455
		755,965

	Shares	Value

Pharmaceuticals – 2.6%
Perrigo Co.	27,900	$473,463

Real Estate – 1.9%
Friedman, Billings, Ramsey Group, Inc. Class A	44,350	356,131

Semiconductors & Equipment – 1.8%
Adaptec, Inc. *	75,800	334,278

Specialty Retail – 2.5%
Regis Corp.	12,850	460,673

Tobacco – 1.9%
Universal Corp.	9,500	347,035

Trucking – 2.2%
Arkansas Best Corp.	9,550	410,936

Total Common Stocks (Identified Cost $16,945,059)		18,341,672

	Shares	Value

SHORT TERM INVESTMENTS – 0.8%
Money Market Securities – 0.8%
Federated Treasury Obligations Money Market ** 4.50%	150,204	$150,204

Total Short Term Investments (Identified Cost $150,204)		150,204

Total Investments (Identified Cost $17,095,263)	100.1%	18,491,876

Total Liabilities Less Other Assets	(0.1)%	(15,789)

Total Net Assets	100.0%	$18,476,087

*                 Non Income Producing Security

**          Variable Rate Security; The rate shown represents the rate at September 30, 2006.

The accompanying notes to the financial statements are an integral part of the financial statements.

SCHEDULE of INVESTMENTS (UNAUDITED)

CORNERCAP CONTRARIAN FUND

	Shares	Value

COMMON STOCK – 93.2%

Aerospace & Defense – 2.3%
Curtiss-Wright Corp.	3,650	$110,777

Auto Components – 1.6%
ArvinMeritor, Inc.	5,550	79,032

Beverages – 2.2%
Anheuser-Busch Cos, Inc.	2,200	104,522

Building Products – 4.1%
Ameron, International Corp.	1,650	109,626
ElkCorp	3,200	86,880
		196,506
Commercial Banks – 6.8%
Bank of America Corp.	2,304	123,425
The Bank of New York Company, Inc.	3,100	109,306
Popular, Inc.	4,900	95,256
		327,987
Commercial Services & Supplies – 0.2%
Avis Budget Group, Inc.	580	10,608

Communications Equipment – 1.2%
Plantronics, Inc.	3,400	59,602

Consumer Finance – 1.8%
Countrywide Financial Corp.	2,500	87,600

Containers & Packaging – 2.2%
Owens-Illinois, Inc. *	7,000	107,940

Diversified Consumer Services – 3.9%
H&R Block, Inc.	3,800	82,612
Stewart Enterprises Inc.	17,840	104,542
		187,154
Diversified Financial Services – 2.1%
Fannie Mae	1,850	103,433

Electronic Equipment & Instruments – 4.4%
Diebold, Inc.	2,400	104,472
Orbotech Ltd. *	4,600	109,020
		213,492

	Shares	Value

Health Care Providers & Services – 8.4%
Cigna Corp.	1,025	$119,228
Cooper Cos., Inc.	2,100	112,350
Health Mgmt Assoc Inc.	4,150	86,735
UnitedHealth Group, Inc.	1,800	88,560
		406,873
Hotels Restaurants & Leisure – 0.7%
Wyndham Worldwide Corp. *	1,160	32,445

Household Durables – 3.7%
Helen of Troy Ltd. *	5,130	90,083
Libbey, Inc.	8,000	89,520
		179,603
Industrial Conglomerates – 2.2%
Tyco International Ltd.	3,850	107,762

Insurance – 8.4%
Marsh & McLennan Companies, Inc.	3,400	95,710
SeaBright Insurance Holdings, Inc.*	6,200	86,614
The St. Paul Travelers Companies, Inc.	2,500	117,225
UnumProvident Corp.	5,450	105,676
		405,225
Internet Software & Services – 4.7%
Open Text Corp.*	6,700	119,930
Sabre Holdings Corp.	4,600	107,594
		227,524
Leisure Equipment & Products – 1.6%
K2, Inc. *	6,400	75,072

Machinery – 3.9%
Crane Co.	2,400	$100,320
Wabtec Corp.	3,200	86,816
		187,136
Media – 1.8%
Gannett Co., Inc.	1,550	88,087

Metals & Mining – 2.0%
Alcoa, Inc.	3,500	98,140

	Shares	Value

Oil & Gas – 2.9%
Helmerich & Payne, Inc.	2,800	$64,484
Pogo Producing Co.	1,850	75,758
		140,242
Pharmaceuticals – 4.6%
Pfizer, Inc.	4,100	116,276
Wyeth	2,100	106,764
		223,040
Real Estate – 2.4%
Friedman, Billings, Ramsey Group, Inc. Class A	10,300	82,709
Realogy Corp. *	1,450	32,886
		115,595
Retailers – Other – 2.0%
Home Depot, Inc.	2,700	97,929

Semiconductors & Equipment – 5.3%
Adaptec, Inc. *	16,700	73,647
Intel Corp.	5,000	102,850
LSI Logic Corp. *	9,800	80,556
		257,053
Telecommunications – 1.9%
Telefonos de Mexico, S.A. de C.V.	3,500	89,530

Textiles & Apparel – 1.8%
Jones Apparel Group, Inc.	2,600	84,344

Tobacco – 2.1%
Universal Corp.	2,700	98,631

Total Common Stocks (Identified Cost $4,313,869)		4,502,884

	Principal Amount	Value

CORPORATE BONDS – 5.0%
Diversified Financial Services – 5.0%
Ford Motor Credit Co., 4.50%, 03/20/2009	$120,000	$107,906
General Motors Acceptance Corp. (GMAC), 5.25%, 08/15/2009	140,000	132,526

Total Corporate Bonds (Cost $236,576)		240,432

	Shares	Value

SHORT TERM INVESTMENTS – 1.8%
Money Market Securities – 1.8%
Federal Treasury Obligation Money Market ** 4.50%	87,237	87,237

Total Short Term Investments (Identified Cost $87,237)		87,237

Total Investments (Identified Cost $4,637,682)	100.0%	4,830,553

Total Liabilities Less Other Assets	(0.0)%	(1,648)

Total Net Assets	100.0%	$4,828,905

*                 Non Income Producing Security

**          Variable Rate Security; The rate shown represents the rate at September 30, 2006.

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of ASSETS and LIABILITIES (UNAUDITED)

CORNERCAP BALANCED FUND

Assets:
Investments, at market value, (Cost $16,301,031)	$18,106.034
Dividends and interest receivable	96,287
Receivable from advisor	458
Prepaid and other assets	1,137
Total assets	18,203,916

Liabilities:
Payable for investments purchased	619,651
Payable for fund shares	30,702
Advisory fee payable	14,508
Service fee payable	4,290
Total Liabilities	669,151

Net Assets	$17,534,765

Net asset value per share:
Price per share ($17,534,765 / 1,222,006 Shares)	$14,35

Net Assets
As of September 30,2006, net assets consisted of:
Paid in capital	$15,066,864
Undistributed net investment income	381,845
Accumulated net realized gain on investments	281,053
Net unrealized appreciation in value of investments	1,805,003
$17,534,765

*      A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of ASSETS and LIABILITIES (UNAUDITED)

CORNERCAP SMALL-CAP VALUE FUND

Assets:
Investments, at market value, (Cost $17,095,263)	$18,491,876
Dividends and interest receivable	10,009
Receivable from advisor	224
Prepaid and other assets	8,332
Total assets	18,510,441

Liabilities:
Payable for investments purchased	—
Payable for fund shares redeemed	10,281
Advisory fee payable	16,090
Service fee pyable	7,983
Total liabilities	34,354

Net Assets	$18,476,087

Net asset value per share:
Price per share ($18,476,087 / 1,470,889 shares)	$12.56

Net Assets
As of September 30,2006, net assets consisted of:
Paid in capital	$16,271,647
Undistributed net investment income	9,736
Accumulated net realized gain on investments	798,091
Net unrealized appreciation in value of investments	1,396,613
$18,476,087

*      A fee of 1% is imposed on all redemptions made within sixty days of initial purchase.

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of ASSETS and LIABILITIES (UNAUDITED)

CORNERCAP CONTRARIAN FUND

Assets:
Investments, at market value, (Cost $4,637,682)	$4,830,553
Dividends and interest receivable	4,410
Receivable from advisor	119
Total assets	4,835,082

Liabilities
Payable for investments purchased	—
Payable for fund shares redeemed	—
Advisory fee payable	4,135
Service fee payable	2,042
Total liabilities	6,177

Net Assets	$4,828,905

Net asset value per share:
Price per share ($4,828,905 / 445,670 shares)	$10.84

Net Assets
As of September 30,2006, net assets consisted of:	$4,765,800
Paid in capital	22,207
Undistributed net investment income	(151,973)
Accumulated net realized loss on investments	192,871
Net unrealized appreciation in value of investments	$4,828,905

*      A fee of 1% is imposed on all redemptions made within sixty days of the initial purchase.

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of  OPERATIONS (UNAUDITED)

CORNERCAP BALANCED FUND

Investment income:
Dividends	$102,256
Interest	157,503

Total Investment income	259,759

Expenses:
Advisory fees	79,341
Service fees	23,803
Total expenses	103,144

Net investment income	156,615

Realized and unrealized gain on investments:
Net realized loss on investments	(2,560)
Change in net unrealized appreciation/(depreciation) of investments	295,929
Net gain on investments	293,369

Net increase in net assets resulting from operations	$449,984

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of OPERATIONS (UNAUDITED)

CORNERCAP SMALL- CAP VALUE FUND

Investment income:
Dividends	$135,452
Interest	11,293

Total investment income	146,745

Expenses:
Advisory fees	95,795
Service fees	47,897

Total expenses	143,692

Net investment income	3,053

Realized and unrealized gain on investments:
Net realized gain on investments	14,200
Change in net unrealized appreciation/(depreciation) of investments	(1,307,027)

Net loss on investments	(1,292,827)

Net decrease in net assets resulting from operations	$(1,289,774)

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of  OPERATIONS (UNAUDITED)

CORNERCAP CONTRARIAN FUND

Investment income:
Dividends	$33,841
Interest	16,513

Total investment income	50,354

Expenses:
Advisory fees	24,535
Service fees	12,267

Total expenses	36,802

Net investment income	13,552

Realized and unrealized gain on investments:
Net realized gain on investments	76,178
Change in net unrealized appreciation/(depreciation) of investments	(96,004)

Net loss on investments	(19,826)

Net decrease in net assets resulting from operations	$(6,274)

The accompanying notes to the financial statements are an integral parts of the financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP BALANCED FUND

	Six Months Ended	Year Ended
	September 30, 2006*	March 31, 2006

Operations:
Net investment Income	$156,615	$225,230
Net realized gain/(loss) on investments	(2,560)	549,788
Change in net unrealized appreciation/(depreciation) of investments	295,929	149,472
Increase in net assets resulting from operations	449,984	924,490

Distributions to shareholders:
Capital Gains	—	(200,020)
Total distributions to shareholders	—	(200,020)

Capital share transactions:
Increase in net assets resulting from capital share transactions, net of redemption fees (see note 2)	2,364,428	2,992,801

Total increase in net assets	2,814,412	3,717,271

Net Assets:
Beginning of Year	14,720,353	11,003,082
End of year (including undistributed net investment income of $381,845 and $225,230, respectively)	$17,534,765	$14,720,353

* Unaudited

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP SMALL-CAP VALUE FUND

	Six Months Ended	Year Ended
	September 30, 2006*	March 31, 2006

Operations:
Net investment Income	$3,053	$6,683
Net realized gain/(loss) on investments	14,200	2,217,817
Change in net unrealized appreciation/(depreciation) of investments	(1,307,027)	(1,033,043)
Increase/(Decrease) in net assets resulting from operations	(1,289,774)	1,191,457

Distributions to shareholders:
Capital Gains	—	(3,365,089)
Total distributions to shareholders	—	(3,365,089)

Capital share transactions:
Increase/(Decrease) in net assets resulting from capital share transactions	(562,802)	1,650,372

Total decrease in net assets	(1,852,576)	(523,260)

Net Assets:
Beginning of year	20,328,663	20,851,923
End of year (including undistributed net investment income of $9,736 and $6,683, respectively)	$18,476,087	$20,328,663

* Unaudited

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP CONTRARIAN FUND

	Six Months Ended	Year Ended
	September 30, 2006*	March 31, 2006

Operations:
Net investment Income	$13,552	$18,190
Net realized gain on investments	76,178	365,067
Change in net unrealized appreciation/ (depreciation) of investments	(96,004)	113,918
Increase/(decrease) in net assets resulting from operations	(6,274)	497,175

Distributions to shareholders:
Net investment income	—	(22,011)
Total distributions to shareholders	—	(22,011)

Capital share transactions:
Increase/(decrease) in net assets resulting from capital share transactions	(130,588)	160,522

Total increase/(decrease) in net assets	(136,862)	635,686

Net Assets:
Beginning of year	4,965,767	4,330,081
End of year (including undistributed net investment income of $22,207 and $8,655, respectively)	$4,828,905	$4,965,767

* Unaudited

The accompanying notes to the financial statements are an integral part of the financial statements.

CORNERCAP GROUP OF FUNDS

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Financial Highlights

CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended September 30,	Years Ended March 31,
	2006*	2006	2005	2004	2003

Per share operating performance
Net asset value, beginning of the period	$14.00	$13.22	$12.80	$10.18	$11.72

Income from investment operations:
Net investment income/(loss)	0.10	0.21	0.31	0.14	0.20
Net realized and unrealized gain/(loss) on investments	0.25	0.77	0.56	2.65	(1.52)

Total income /(loss) from investment operations	0.35	0.98	0.87	2.79	(1.32)

Dividends and distributions to stockholders
Distributions from net investment income	—	0.00	(0.45)	(0.17)	(0.22)
Distributions from net realized gain on investments	—	(0.20)	0.00	0.00	0.00

Total dividends and distributions to shareholders	—	(0.20)	(0.45)	(0.17)	(0.22)

Net asset value, end of period	$14.35	$14.00	$13.22	$12.80	$10.18

Total return	2.50%	7.43%	6.86%	27.48%	(11.29)%

Ratios and supplemental data Net assets, end of period (in 000s)	$17,535	$14,720	$11,003	$9,697	$6,107

Ratios to average net assets Expenses	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income/(loss)	1.97%	1.72%	2.07%	1.70%	2.17%

Portfolio turnover rate	6.10%**	19.87%	18.55%	12.19%	21.88%

*                 Unaudited

**          A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

The accompanying notes to the financial statements are an integral part of the financial statements.

Financial Highlights

CornerCap SMALL-CAP VALUE Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended September 30,	Years Ended March 31,
	2006*	2006	2005	2004	2003

Per share operating performance
Net asset value, beginning of the period	$13.39	$15.13	$14.55	$9.33	$13.70

Income from investment operations:
Net investment income/(loss)	0.00	0.04	(0.04)	(0.03)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.83)	0.79	1.15	5.38	(3.75)

Total income /(loss) from investment operations	(0.83)	0.83	1.11	5.35	(3.76)

Dividends and distributions to stockholders
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain on investments	0.00	(2.57)	(0.53)	(0.13)	(0.61)

Total dividends and distributions to shareholders	0.00	(2.57)	(0.53)	(0.13)	(0.61)

Net asset value, end of period	$12.56	$13.39	$15.13	$14.55	$9.33

Total return	(6.20)%	6.05%	7.71%	57.43%	(27.74)%

Ratios and supplemental data
Net assets, end of period (in 000s)	$18,476	$20,329	$20,852	$18,641	$12,021

Ratios to average net assets
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income/(loss)	0.03%	0.03%	(0.27)%	(0.23)%	(0.13)%

Portfolio turnover rate	14.63%**	27.23%	38.37%	22.09%	31.89%

*               Unaudited

**          A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

The accompanying notes to the financial statements are an integral part of the financial statements.

Financial Highlights

CornerCap Contrarian Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:

	Six Months Ended September 30,	Years Ended March 31,
	2006*	2006	2005	2004	2003

Per share operating performance
Net asset value, beginning of the period	$10.83	$9.78	$8.82	$5.17	$9.04

Income from investment operations:
Net investment income/(loss)	0.03	0.04	0.03	(0.08)	(0.09)
Net realized and unrealized gain/(loss) on investments	(0.02)	1.06	0.93	3.73	(3.78)

Total income /(loss) from investment operations	0.01	1.10	0.96	3.65	(3.87)

Dividends and distributions to stockholders
Distributions from net investment income	0.00	(0.05)	0.00	0.00	0.00
Distributions from net realized gain on investments	0.00	0.00	0.00	0.00	0.00

Total dividends and distributions to shareholders	0.00	(0.05)	0.00	0.00	0.00

Net asset value, end of period	$10.84	$10.83	$9.78	$8.82	$5.17

Total return	0.09%	11.27%	10.88%	70.60%	(42.81)%

Ratios and supplemental data Net assets, end of period (in 000s)	$4,829	$4,966	$4,330	$3,891	$2,238

Ratios to average net assets
Operating expenses	1.50%	1.50%	1.72%	1.80%	1.77%
Operating expenses before waiver			1.80%
Net investment income/(loss)	0.55%	0.40%	0.32%	(1.12)%	(1.36)%
Net investment income/(loss) before waiver			0.24%

Portfolio turnover rate	19.13%**	49.06%	154.41%	63.79%	69.49%

* Unaudited

** A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period.

The accompanying notes to the financial statements are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SUMMARy OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America

A.   Security Valuation – Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of 4:15 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds meet their obligations may be affected by economic and political developments.

B.   Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.   Federal Income Taxes – It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D.   Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E.   Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

On September 30, 2006, there was an unlisted number of no par-value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	For the Period Ended		For the year Ended
	September 30, 2006		March 31, 2006
	Shares	Value	Shares	Value
Shares Sold	250,871	$3,490,963	297,966	$4,075,122
Share Issued in Reinvestment of Dividends	—	—	14,308	198,171
Total	250,871	3,490,963	312,274	4,273,293
Less Shares Redeemed	(80,543)	(1,126,535)	(93,171)	(1,280,492)
Net Increase	170,328	2,364,428	219,103	2,992,801

CornerCap Small-Cap Value Fund:

	For the Period Ended		For the year Ended
	September 30, 2006		March 31, 2006
	Shares	Value	Shares	Value
Shares Sold	68,814	$871,809	160,696	$2,279,276
Share Issued in Reinvestment of Dividends	—	—	247,672	3,207,358
Total	68,814	$871,809	408,368	5,486,634
Less Shares Redeemed	(116,563)	(1,434,611)	(267,695)	(3,836,262)
Net Increase / (Decrease)	(47,749)	$(562,802)	140,673	$1,650,372

CornerCap Contrarian Fund:

	For the Period Ended		For the year Ended
	September 30, 2006		March 31, 2005
	Shares	Value	Shares	Value
Shares Sold	35,692	$378,785	26,757	$277,387
Share Issued in Reinvestment of Dividends	—	—	2,012	20,968
Total	35,692	$378,785	28,769	$298,355
Less Shares Redeemed	(48,477)	(509,373)	(13,037)	(137,833)
Net Increase/(Decrease)	(12,785)	$(130,588)	15,732	$160,522

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation and the cost of investment securities for tax purpose, including short-term securities at September 30, 2006 were as follows:

	CornerCap	CornerCap	CornerCap
	Balanced	Small-Cap	Contrarian
	Fund	Value Fund	Fund
Gross appreciation (excess of value over tax cost)	$2,056,462	$3,071,983	$509,394
Gross depreciation (excess of tax cost over value)	(251,459)	(1,687,323)	(316,523)
Net unrealized appreciation	$1,805,003	$1,384,660	$192,871
Cost of investments for income tax purposes	$16,301,031	$17,107,216	$4,637,682

The difference between book-basis and tax-basis unrealized appreciation is attributable primary to the tax deferral of losses on wash sales.

4. DISTRIBUTIONS TO SHAREHOLDERS

Classifications of Distributions- Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

CornerCap Balanced Fund:

On December 14, 2005, a distribution of $.20 per share was declared from long term capital gain. The dividend was paid on December 16, 2005, to shareholders of record on December 13, 2005.

The tax character of distributions paid for the years ended March 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from:
Ordinary income	$—	$209,555
Long-term capital gains	200,020	139,703
Total	$200,020	$349,258

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$268,960
Undistributed long-term gains	239,883
Unrealized appreciation	1,509,074
Total	$2,017,917

CornerCap Small-Cap Value Fund:

On December 14, 2005, a long-term capital gain distribution of $2.23 per share, and a short-term capital gain distribution of $0.34 per share were declared. The total dividend was paid on December 16, 2005, to shareholders of record on December 13, 2005.

The tax character of distributions paid for the years ended March 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from:
Ordinary income	$—	$—
Short-term capital gain	440,024	—
Long-term capital gains	2,925,065	696,258
Total	$3,365,089	$696,258

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$34,229
Undistributed long-term gains	768,298
Unrealized appreciation	2,691,687
Total	$3,494,214

CornerCap Contrarian Fund:

On December 14, 2005, an ordinary Income distribution of $0.05 per share was declared. The dividend was paid on December 16, 2005, to shareholders of record on December 13, 2005.

The tax character of distributions paid for the years ended March 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from:
Ordinary income	$22,011	$—
Capital gain	—	—
Total	$22,011	$—

As of March 31, 2005, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$8,655
Capital loss carryforward	(228,151)
Unrealized appreciation	288,875
Total	$69,379

5. CAPITAL LOSS CARRyFORWARD

Balanced Fund: During the period ended March 31, 2006, the fund used capital loss carry forwards of $66,155.

Contrarian Fund: At March 31, 2006, the fund had available for federal tax purposes an unused capital loss carryforward of $228,151, which expires in 2011.

To the extent that this carryforward used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

6. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORy AND ADMINISTRATION AGREEMENTS

A. The Funds have an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor” or “CornerCap”), pursuant to which the Advisor receives a fee from the Funds, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. In addition, the Advisor receives an administrator fee, computed daily and payable monthly, at a annual rate of ..30%, .50% and .50% of the average daily nets assets of the Balanced Fund, Small-Cap Fund and Contrarian Fund, respectively. Under the terms of the management agreement, the Advisor manages the Funds’ investments subject to the approval of the Board of Trustees. For the period ended September 30, 2006, the Advisor earned an advisory fee of $79,341, $95,795, and $24,535 from the Balanced Fund, Small Cap Fund, and Contrarian Fund, respectively. For the period ended September 30, 2006, the Advisor earned an administrator fee of $23,803, $47,897, and $12,267 from the Balanced Fund, Small Cap Fund, and Contrarian Fund, respectively. At September 30, 2006, the Funds owed the Advisor $34,733 for advisory fees and $14,315 for the administrator fees.

Board Approval of Management Agreement: The nature, extent, and quality of the services provided by the Advisor (Unaudited). In this regard, the Board considered the responsibilities CornerCap would have under each Investment Advisory Agreement. The Board reviewed the services being provided by CornerCap to each Fund, including, without limitation, its investment advisory services since the Fund’s inception, its efforts during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution. The Board also considered CornerCap’s various responsibilities on behalf of the Funds under the Operating Services Agreements with the Funds, which include the provision of or arrangement for provision of accounting, administrative, legal, dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub-accounting and recordkeeping services for the Funds. The Board noted that the Trust’s officers are employees of CornerCap, and serve the Trust without additional compensation. After reviewing the foregoing information and further information in the Advisor Memorandum (e.g., descriptions of CornerCap’s business and CornerCap’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by CornerCap were satisfactory and adequate for each of the Funds.

The investment performance of the Funds and Advisor (Unaudited). In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Board also considered the consistency of CornerCap’s management of the Funds with the Funds’ investment objective and policies. Among other things, the Board considered the Funds’ short-term and long-term performance; however, the Board noted that past performance of the CornerCap Contrarian Fund was less relevant due to changes in the fund’s investment policies. After reviewing the short- and long-term investment performance of the Funds, CornerCap’s experience managing the Funds and separate accounts, CornerCap’s historical investment performance, and other factors, the Board concluded that the investment performance of each Fund and CornerCap was satisfactory.

The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds (Unaudited). In this regard, the Board considered CornerCap’s staffing, personnel, and methods of operating; CornerCap’s compliance policies and procedures; the financial condition of CornerCap and the level of commitment to the Funds and CornerCap by the principals of CornerCap; the asset levels of the Funds; CornerCap’s payment of startup costs for the Trust; and the overall fees and expenses of the Funds, including the Funds’ unified fee structures. The Board also considered CornerCap’s use of its proprietary models in managing the Funds. The Board also considered potential benefits for CornerCap in managing the Funds, including promotion of CornerCap’s name, the ability for CornerCap to place small accounts into the Funds, and the automatic reinvestment of dividends and distributions in additional shares of the Funds. The Board then examined and evaluated the Funds’ fees paid to CornerCap under the Investment Advisory Agreements. The Board also considered the Funds’ fees paid to CornerCap under the Operating Services Agreements, whereby the Funds pay CornerCap a single fee for providing or arranging for the provision of operating services to the Funds, and CornerCap’s past and future expected profitability (or lack thereof) with respect to the Funds. The Board then compared the fees and expenses of each Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of the fund, and the nature of its investment strategy, among other factors. Specifically, the Board determined that each Fund’s management fees were lower than some of the comparable funds and higher than others. In addition, the Board determined that each Fund’s net expense ratio was lower than some of the comparable funds and higher than others. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to CornerCap by each Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Funds grow and whether Advisory fee levels reflect these economies of scale for the benefits of the Funds’ investors (Unaudited). In this regard, the Board considered that CornerCap has been subsidizing the Funds’ operating expenses for several years in an effort to keep the expense ratio at a reasonable and fair level in light of the Funds’ relatively small asset base. The Board also considered that the Funds’ fee structure does not allow for economies of scale to benefit the Funds’ shareholders as assets grow, but noted that CornerCap has subsidized the Funds’ expenses for a number of years, and that CornerCap had voluntarily recommended and agreed to the lowering of fees for two of the Funds on two occasions to keep these Funds’ expense ratios at a more competitive level. Following further discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangements were fair and reasonable, and that each Fund’s unified fee structure provided for savings and protection for shareholders at lower asset levels.

CornerCap’s practices regarding brokerage and portfolio transactions. In this regard, the Board considered CornerCap’s standards, and performance in utilizing those standards, to seek best execution for Fund portfolio transactions. The Board considered the anticipated portfolio turnover rate for the Funds; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with CornerCap; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars). After further review and discussion, the Board determined that CornerCap’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or CornerCap’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of CornerCap’s code of ethics. Following further consideration and discussion, the Board found CornerCap’s standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

B.   On August 1st, 2005, The Funds and the Advisor entered into a 1) Fund Accounting and Administration Agreement with ALPS Mutual Funds Services, Inc. to provide day-to-day operational services to The Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services. 2) Transfer

Agency and Service Agreement with ALPS Mutual Funds Services, Inc. to provide day-to-day operational services to The Funds including, but not limited to, transfer agent, dividend distributing, and bookkeeping services. 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

Certain officers and directors of the Funds are also officers and directors of the Advisor.

7. PURCHASES AND SALES OF SECURITIES

CornerCap Balanced Fund: For the year ended September 30, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,253,271 and $906,954, respectively.

CornerCap Small-Cap Value Fund: For the year ended September 30, 2006, the cost of purchases and the proceeds from sales of securities, excluding shortterm securities, were $2,763,977 and $2,972,494, respectively.

CornerCap Contrarian Fund: For the year ended September 30, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $903,253 and $985,634, respectively.

ADDITIONAL INFORMATION

1. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 5% or more of the voting securities of Funds creates a presumption of control of the Funds, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2006, Charles Schwab & Co. held approximately 29.39% of the CornerCap Balanced Fund’s shares, approximately 23.40% of the CornerCap Small-Cap Value Fund’s shares, and STATVEST, LP held approximately 27.87% of the CornerCap Contrarian Fund’s shares.

2. PROXy VOTING POLICy (Unaudited)

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888)-813-8637; or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888)-813-8637; and on the SEC’s website at http://www.sec.gov.

3. AVAILABILITy OF QUARTERLy PORTFOLIO SCHEDULE (Unaudited)

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888)-813-8637.

4. COMPENSATION OF TRUSTEES (Unaudited)

The Independent Trustees of the Fund receive a quarterly $1,000 per meeting paid by the Advisor. The Trustees are paid $750 per meeting for the Audit Committee meetings. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee is expected to meet typically twice a year.

7. TRUSTEES AND OFFICERS (Unaudited)

The business affairs of CornerCap Group of Funds (the “Funds”) are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Position with Trust,
Name and Address	Term of Office and Tenure

Thomas E. Quinn Age: 61 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Trustee, President, Chief Financial Officer, and Treasurer since 1992

INDEPENDENT TRUSTEES

Position with Trust,
Name and Address	Term of Office and Tenure

Richard L. Boger Age: 59 3350 Riverwood Pkwy Suite 1900 Atlanta, GA 31339	Trustee since 1992

Laurin M. McSwain Age: 55 Eleven Piedmont Center, Suite 806 3495 Piedmont Road Atlanta, GA 30305	Trustee since 1994

Leslie W. Gates Age: 51 5490 Glen Errol Road Atlanta, GA 30327	Trustee since 2006

Jerry W. Hufton Age: 63 228 Winged Elm Circle Aiken, South Carolina 29803	Trustee since 2006

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	Chief Executive Officer, CornerCap Investment Counsel, since inception	None

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	President & CEO, Lex-Tek International, Inc. 1997 - present; Pres. & CEO, Export Insurance Services, Inc. 1989 – 2002	Gray Television, Inc.

3	Attorney, Lefkoff, Duncan, Grimes, Miller & McSwain, 2003 - present; Attorney, Bloodworth & McSwain 1996 – 2003	None

3	Retired, 2004-present; Partner, Williams Benator & Libby, LLP, 1989-2004; Member, WBL Services, LLC, February 2004 - December 2004	None

3	Retired, 2004-present; Director of Taxes, Berkshire Hathaway Inc., 1991-2004	None

OFFICERS

Position with Trust,
Name and Address	Term of Office and Tenure

Richard T. Bean Age: 44 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds, since 1996

John A. Hackney Age: 39 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Chief Compliance Officer, Secretary of the Funds, since 1999

Gene A. Hoots Age: 67 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds, since 1992

Number of Funds	Principal Occupation(s)	Other Trusteeships/
in Complex Overseen	during past 5 years	Directorships by Trustee

3	Vice President, CornerCap Investment Counsel, since inception	N/A

3	Chief Compliance Officer, CornerCap Investment Counsel, since inception	N/A

3	Vice President of the Funds and Chairman Emeritus of the Adviser, since inception	N/A

CORNERCAP GROUP OF FUNDS

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WWW.CORNERCAP.COM
888-813-8637

Item 2 - Code of Ethics

Not Applicable to this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not Applicable to this semi-annual filing.

Item 4 - Principal Accountant Fees and Services

Not applicable to this semi-annual filing.

Item 5 - Audit Committee of Listed Registrants

Not applicable to this semi-annual filing.

Item 6 – Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10 - Submission of Matters to Vote of Security Holders

There have been no material change to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant’s last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11 - Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 - Exhibits

(a)(1)                    Not applicable.

(a)(2)                    The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Ex.99.Cert.

(a)(2)                    A certification of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds Inc.
By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	December 8, 2006